Inventories	12 Months Ended
Aug. 31, 2019
Inventories [Abstract]
Inventories

5. INVENTORIES		2018
	2019	(restated, note 2)
	$	$
Wireless devices and accessories	53	40
DTH subscriber equipment	33	21
	86	61